Income tax (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Disclosure of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the unaudited interim condensed consolidated statements of comprehensive loss are as follows:

	For the six months ended June 30,
	2019	2020

Current income tax expense	(626)	(1,224)
Deferred tax benefits	599	904
Income tax expense	(27)	(320)

Disclosure of deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and June 30, 2020 are as follows:

	As of
	December 31, 2019	June 30, 2020

Deferred tax assets
Tax losses carried forward	5,923	5,117
Share-based payments	831	856
Temporary difference on deferred income	202	235
Less: Valuation allowance (Note (i))	(5,923)	(5,117)
	1,033	1,091
Deferred tax liabilities
Acquired intangible assets	(894)	(13,579)
Outside basis difference (Note (ii))	(942)	(667)
Others	(29)	(30)
	(1,865)	(14,276)

Note:

(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

(ii)	The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries.

Disclosure of movement of valuation allowance

Movement of valuation allowance is as follows:

	For the six months ended June 30,
	2019	2020

Beginning balance	6,385	5,923
Additions	449	283
Reversals (Note)	(303)	(1,089)
Ending balance	6,531	5,117

Note :	The reversals comprise loss carryforwards which were utilized to offset taxable income during the six months ended June 30, 2020 and 2019.

Disclosure of operating tax loss carry forwards expiring years

As of June 30, 2020, the Group had tax loss carryforwards of approximately US$21,536, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

Remainder of 2020	1,791
2021	6,378
2022	7,625
2023	358
2024	1,712
2025	1,077
Tax loss with no expiry	2,595
21,536